CONSOLIDATED AND COMBINED CARVE-OUT INCOME STATEMENT - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	€ 80,253	€ 70,497	€ 61,583
Personnel expenses	(7,080)	(5,157)	(5,102)
Depreciation and amortization	(721)	(932)	(1,193)
Other operating expenses	(143,481)	(78,657)	(71,165)
Operating expenses	(151,282)	(84,746)	(77,460)
OPERATING INCOME/(LOSS)	(71,029)	(14,249)	(15,877)
Finance income / (costs)	3,982	(520)	(269)
Net financial results	3,982	(520)	(269)
NET INCOME/(LOSS) BEFORE TAX	(67,047)	(14,769)	(16,146)
Income tax benefit/(expense)	(966)	(1,510)	53
NET INCOME/(LOSS) FOR THE YEAR	(68,013)	(16,279)	(16,093)
Attributable to equity holders of the Parent	(68,067)	(16,274)	(16,191)
Attributable to non-controlling interests	€ 54	€ (5)	€ 98
Basic earnings per share attributable to equity holders of the parent (Euro)	€ (10.18)	€ (3.65)	€ (3.63)
Diluted earnings per share attributable to equity holders of the parent (Euro)	€ (10.18)	€ (3.65)	€ (3.63)